Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 955	$ 951	$ 940	$ 908
Additions	199	202	374	370
Claims paid	(154)	(178)	(316)	(337)
Currency translation adjustment and other	27	(40)	29	(6)
Balance at end of period	$ 1,027	$ 935	$ 1,027	$ 935